ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Location1 [Line Items]
Total net revenues	€ 7,145,768	€ 6,676,668	€ 5,970,146
Italy
Entity Location1 [Line Items]
Total net revenues	527,727	462,832	442,760
Rest of EMEA
Entity Location1 [Line Items]
Total net revenues	2,996,719	2,690,613	2,428,783
of which UK
Entity Location1 [Line Items]
Total net revenues	617,361	652,391	625,930
of which Germany
Entity Location1 [Line Items]
Total net revenues	576,371	549,093	493,930
Americas
Entity Location1 [Line Items]
Total net revenues	2,252,780	2,183,435	1,762,530
of which United States of America
Entity Location1 [Line Items]
Total net revenues	1,981,359	1,921,459	1,535,772
Mainland China, Hong Kong and Taiwan
Entity Location1 [Line Items]
Total net revenues	491,285	539,500	583,760
of which Mainland China
Entity Location1 [Line Items]
Total net revenues	311,732	390,529	479,882
Rest of APAC
Entity Location1 [Line Items]
Total net revenues	€ 877,257	€ 800,288	€ 752,313